ACCRUED LIABILITIES AND OTHER PAYABLES (Details) - USD ($)	Oct. 31, 2022	Oct. 31, 2021
ACCRUED LIABILITIES AND OTHER PAYABLES
Accrued professional service fees	$ 310,476	$ 81,388
Other	74,417	14,276
Accrued liabilities and other payables	$ 384,893	$ 95,664